SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-21081

                  AllianceBernstein Blended Style Series, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                               901 K Street, N.W.
                             Washington, D.C. 20001

                      Date of fiscal year end:  August 31

             Date of reporting period: July 1, 2013 - June 30, 2014

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-21081
Reporting Period: 07/01/2013 - 06/30/2014
AllianceBernstein Blended Style Series, Inc.







================= AllianceBernstein  2000 Retirement Strategy ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= AllianceBernstein  2005 Retirement Strategy ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= AllianceBernstein  2010 Retirement Strategy ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= AllianceBernstein  2015 Retirement Strategy ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= AllianceBernstein  2020 Retirement Strategy ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= AllianceBernstein  2025 Retirement Strategy ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= AllianceBernstein  2030 Retirement Strategy ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= AllianceBernstein  2035 Retirement Strategy ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= AllianceBernstein  2040 Retirement Strategy ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= AllianceBernstein  2045 Retirement Strategy ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================== AllianceBernstein 2050 Retirement Strategy ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================== AllianceBernstein 2055 Retirement Strategy ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: AllianceBernstein Blended Style
                                          Series, Inc.




                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 29, 2014


*By: /s/ Emilie D. Wrapp
     -------------------
         Emilie D. Wrapp
         Secretary

                               POWER OF ATTORNEY

      KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-1A and any other filings of:

-AllianceBernstein Blended Style Series, Inc.
-AllianceBernstein Bond Fund, Inc.
-AllianceBernstein Cap Fund, Inc.
-AllianceBernstein Core Opportunities Fund, Inc.
-AllianceBernstein Corporate Shares
-AllianceBernstein Discovery Growth Fund, Inc.
-AllianceBernstein Equity Income Fund, Inc.
-AllianceBernstein Exchange Reserves
-AllianceBernstein Fixed-Income Shares, Inc.
-AllianceBernstein Global Bond Fund, Inc.
-AllianceBernstein Global Real Estate Investment Fund, Inc.
-AllianceBernstein Global Risk Allocation Fund, Inc.
-AllianceBernstein Global Thematic Growth Fund, Inc.
-AllianceBernstein Growth and Income Fund, Inc.
-AllianceBernstein High Income Fund, Inc.
-AllianceBernstein Institutional Funds, Inc.
-AllianceBernstein International Growth Fund, Inc.
-AllianceBernstein Large Cap Growth Fund, Inc.
-AllianceBernstein Municipal Income Fund, Inc.
-AllianceBernstein Municipal Income Fund II
-AllianceBernstein Trust
-AllianceBernstein Unconstrained Bond Fund, Inc.
-AllianceBernstein Variable Products Series Fund, Inc.
-The AllianceBernstein Portfolios
-The AllianceBernstein Pooling Portfolios
-Sanford C. Bernstein Fund II, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.


                                                 /s/ Robert M. Keith
                                                 ------------------------
                                                 Robert M. Keith

Dated: February 5, 2013